SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total revenue	$ 2,005,390	$ 283,560	$ 5,474,894	$ 374,787	$ 5,005,694	$ 275,219
Sales of Wine [Member]
Product Information [Line Items]
Total revenue	639,635	156,340	2,036,423	247,567	2,704,662	275,219
Sales of Water [Member]
Product Information [Line Items]
Total revenue	1,099,586	127,220	2,827,732	127,220	1,297,554
Sales of Oil [Member]
Product Information [Line Items]
Total revenue	14		217,131		493,284
Others Product [Member]
Product Information [Line Items]
Total revenue					$ 510,194
Others [Member]
Product Information [Line Items]
Total revenue	$ 266,155		$ 393,608